Label	Element	Value
VanEck Vectors AMT-Free 12-17 Year Municipal Index ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck Vectors AMT-Free 12-17 Year Municipal Index ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

VanEck Vectors® AMT-Free 12-17 Year Municipal Index ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Bloomberg Barclays AMT-Free 12-17 Year Intermediate Continuous Municipal Index (the “12-17 Year Index”).

Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the period September 19, 2016 (commencement of operations) through April 30, 2017, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The 12-17 Year Index is comprised of publicly traded municipal bonds that cover the U.S. dollar-denominated tax-exempt bond market with final maturities of 12-17 years. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.

The Fund has adopted a fundamental investment policy to invest at least 80% of its assets in investments suggested by its name (i.e., municipal bonds with maturities of 12-17 years). For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. This percentage limitation applies at the time of the investment.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the 12-17 Year Index. Because of the practical difficulties and expense of purchasing all of the securities in the 12-17 Year Index, the Fund does not purchase all of the securities in the 12-17 Year Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the securities in the 12-17 Year Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the 12-17 Year Index.

The Fund is classified as a non-diversified fund and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the 12-17 Year Index concentrates in an industry or group of industries. As of April 30, 2017, each of the power, water and sewer and special tax (i.e., revenue bonds backed by a specific tax) sectors represented a significant portion of the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the 12-17 Year Index concentrates in an industry or group of industries. As of April 30, 2017, each of the power, water and sewer and special tax (i.e., revenue bonds backed by a specific tax) sectors represented a significant portion of the Fund.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund, each of which could significantly and adversely affect the value of an investment in the Fund.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Certain municipalities may have difficulty meeting their obligations due to, among other reasons, changes in underlying demographics. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, utilities and water and sewer, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. Municipal securities may include revenue bonds, which are generally backed by revenue from a specific project or tax. The issuer of a revenue bond makes interest and principal payments from revenues generated from a particular source or facility, such as a tax on particular property or revenues generated from a municipal water or sewer utility or an airport. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The market for municipal bonds may be less liquid than for taxable bonds. The value and liquidity of many municipal securities have decreased as a result of the recent financial crisis, which has also adversely affected many municipal securities issuers and may continue to do so. There may be less information available on the financial condition of issuers of municipal securities than for public corporations.

Credit Risk. Bonds are subject to credit risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt or to otherwise honor its obligations and/or default completely on securities. Bonds are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a bond may be downgraded after purchase or the perception of an issuer’s credit worthiness may decline, which may adversely affect the value of the security.

Interest Rate Risk. Bonds are also subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a bond resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most bonds go down. When the general level of interest rates goes down, the prices of most bonds go up. The historically low interest rate environment increases the risk associated with rising interest rates, including the potential for periods of volatility and increased redemptions. The Fund may face a heightened level of interest rate risk, since the U.S. Federal Reserve Board ended its quantitative easing program in 2014 and began raising rates in December 2015. In addition, bonds with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than bonds with shorter durations.

Call Risk. The Fund may invest in callable bonds. If interest rates fall, it is possible that issuers of callable securities will “call” (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during or following a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security or securities with greater risks or other less favorable features. If that were to happen, it would decrease the Fund’s net investment income.

New York Risk. The Fund may invest a significant portion of its assets in municipal obligations of issuers located in the State of New York and, therefore, will have greater exposure to negative political, economic, regulatory or other factors within the State of New York, including the financial condition of its public authorities and political subdivisions, than a fund that invests in a broader base of securities. Unfavorable developments in any economic sector may have a substantial impact on the overall New York municipal market. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations.

Electric Utilities Bond Risk. To the extent that the electric utilities sector continues to represent a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the electric utilities sector. The electric utilities industry has been experiencing, and will continue to experience, increased competitive pressures. Federal legislation may open transmission access to any electricity supplier, although it is not presently known to what extent competition will evolve. Other risks include: (a) the availability and cost of fuel; (b) the availability and cost of capital; (c) the effects of conservation on energy demand; (d) the effects of rapidly changing environmental, safety and licensing requirements, and other federal, state and local regulations; (e) timely and sufficient rate increases and governmental limitations on rates charged to customers; (f) the effects of opposition to nuclear power; (h) increases in operating costs; and (i) obsolescence of existing equipment, facilities and products.

Special Tax Bond Risk. Special tax bonds are usually backed and payable through a single tax, or series of special taxes such as incremental property taxes. To the extent that the special tax sector continues to represent a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the special tax sector. The failure of the tax levy to generate adequate revenue to pay the debt service on the bonds may cause the value of the bonds to decline. Adverse conditions and developments affecting a particular project may result in lower revenues to the issuer of the municipal securities, which may adversely affect the value of the Fund’s portfolio.

Water and Sewer Bond Risk. Water and sewer revenue bonds are often considered to have relatively secure credit as a result of their issuer’s importance, monopoly status and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run off or snow pack is a concern that has led to past defaults. Further, public resistance to rate increases, costly environmental litigation and federal environmental mandates are challenges faced by issuers of water and sewer bonds. To the extent that the water and sewer bond sector continues to represent a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the water and sewer bond sector.

Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the 12-17 Year Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in net asset value (“NAV”) than would be the case if the Fund held all of the securities in the 12-17 Year Index. Conversely, a positive development relating to an issuer of securities in the 12-17 Year Index that is not held by the Fund could cause the Fund to underperform the 12-17 Year Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in municipal securities, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures.

Index Tracking Risk. The Fund’s return may not match the return of the 12-17 Year Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the 12-17 Year Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the 12-17 Year Index, which are not factored into the return of the 12-17 Year Index. Transaction costs, including brokerage costs, will decrease the Fund’s NAV to the extent not offset by the transaction fee payable by an Authorized Participant (“AP”). Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the 12-17 Year Index. Errors in 12-17 Year Index data, 12-17 Year Index computations and/or the construction of the 12-17 Year Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the 12-17 Year Index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. In addition, the Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the 12-17 Year Index as would be the case if the Fund purchased all of the securities in the 12-17 Year Index in the proportions in which they are represented in the 12-17 Year Index. The Fund may also deviate from the return of the 12-17 Year Index due to certain BATS Global Markets Inc. (“BATS”) listing standards or legal restrictions or limitations (such as diversification requirements). The Fund may value certain of its investments based on fair value prices. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the 12-17 Year Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the 12-17 Year Index.

Authorized Participant Concentration Risk. The Fund may have a limited number of financial institutions that act as APs, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those APs exit the business, or are unable to or choose not to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to NAV and possibly face trading halts and/or de-listing. The AP concentration risk may be heightened in scenarios where APs have limited or diminished access to the capital required to post collateral.

No Guarantee of Active Trading Market. While Shares are listed on BATS, there can be no assurance that active trading markets for the Shares will be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

Trading Issues. Trading in Shares on BATS may be halted due to market conditions or for reasons that, in the view of BATS, make trading in Shares inadvisable. In addition, trading in Shares on BATS is subject to trading halts caused by extraordinary market volatility pursuant to BATS’s “circuit breaker” rules. There can be no assurance that the requirements of BATS necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Passive Management Risk. An investment in the Fund involves risks similar to those of investing in any fund invested in bonds, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Fund is not “actively” managed, unless a specific security is removed from the 12-17 Year Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Fund Shares Trading, Premium/Discount Risk and Liquidity Risk of Fund Shares. The market prices of the Shares may fluctuate in response to the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below, or at their most recent NAV. Disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), as well as other factors, may result in Shares trading at a significant premium or discount to NAV or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares that were bought or sold or the shareholder may be unable to sell his or her Shares. The securities held by the Fund may be traded in markets that close at a different time than BATS. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when BATS is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on BATS and the resulting premium or discount to the Shares’ NAV may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. There are various methods by which investors can purchase and sell Shares and various orders that may be placed. Investors should consult their financial intermediary before purchasing or selling Shares of the Fund.

Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940, as amended (the “1940 Act”). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent the 12-17 Year Index concentrates in a particular sector or sectors or industry or group of industries. To the extent that the Fund is concentrated in a particular sector or sectors or industry or group of industries, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on that sector or sectors or industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940, as amended (the “1940 Act”). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on September 19, 2016 and therefore does not have a performance history for a full calendar year. The Fund’s financial performance for the Fund’s first fiscal period is included in the “Financial Highlights” section of the Prospectus. Visit www.vaneck.com for current performance figures.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.vaneck.com
VanEck Vectors AMT-Free 12-17 Year Municipal Index ETF | VanEck Vectors AMT-Free 12-17 Year Municipal Index ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.24%
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.24%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 25
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	77
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	135
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 306

[1]	Van Eck Associates Corporation (the "Adviser") will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.